Employee Benefit Obligations	12 Months Ended
Dec. 31, 2023
Disclosure Of Pension Costs [abstract]
Employee Benefit Obligations
23. Employee Benefit Obligations
Companies within the Group operate a large number of pension plans, the forms and benefits of which vary with conditions and practices in the countries concerned. The Group’s pension costs are analysed as follows:

	2023	2022	2021
	£m	£m	£m
Defined contribution plans	198.1	191.3	162.8
Defined benefit plans charge to operating profit	15.0	13.5	14.9
Pension costs (note 5)	213.1	204.8	177.7
Net interest expense on pension plans (note 6)	4.3	2.2	1.8
	217.4	207.0	179.5
Defined benefit plans
The pension costs are assessed in accordance with the advice of local independent qualified actuaries. The latest full actuarial valuations for the various pension plans were carried out at various dates in the last three years. These valuations have been updated by the local actuaries to 31 December 2023.
The majority of plans provide final salary benefits, with plan benefits typically based either on mandatory plans under local legislation, termination indemnity benefits, or on the rules of WPP-sponsored supplementary plans. The implications of IFRIC 14 have been allowed for where relevant, in particular with regard to the asset ceiling/irrecoverable surplus.
The Group’s policy is to close existing defined benefit plans to new members. This has been implemented across a significant number of the pension plans.
Contributions to funded plans are determined in line with local conditions and practices. Contributions in respect of unfunded plans are paid as they fall due. The total contributions (for funded plans) and benefit payments (for unfunded plans) paid for 2023 amounted to £19.8 million (2022: £24.0 million, 2021: £16.7 million). Employer contributions and benefit payments in 2024 are expected to be approximately £17.0 million.
(a)Assets and Liabilities
At 31 December, the fair value of the assets in the pension plans and the assessed present value of the liabilities in the pension plans are shown in the following table:

	2023		2022		2021
	£m	%	£m	%	£m	%
Equities	24.2	9.3	26.7	6.2	31.8	5.8
Bonds	170.2	65.7	208.8	48.5	259.7	47.0
Insured annuities	3.0	1.2	149.2	34.7	222.5	40.3
Property	1.3	0.5	1.4	0.3	1.0	0.2
Cash	18.3	7.1	18.1	4.2	15.3	2.8
Other	42.0	16.2	26.3	6.1	21.8	3.9
Total fair value of assets	259.0	100.0	430.5	100.0	552.1	100.0
Present value of liabilities	(381.2)		(552.6)		(688.5)
Deficit in the plans	(122.2)		(122.1)		(136.4)
Irrecoverable surplus	—		—		(0.2)
Net liability[1]	(122.2)		(122.1)		(136.6)
Plans in surplus[2]	13.7		15.4		30.1
Plans in deficit	(135.9)		(137.5)		(166.7)
Notes
[1] The related deferred tax asset is discussed in note 16.
[2] The net asset related to plans in surplus of £13.7 million for 31 December 2023 (2022: £15.4 million) is recorded in the consolidated balance sheet within other debtors. The corresponding figures for 31 December 2021 are recorded in provision for post-employment benefits.
All plan assets have quoted prices in active markets with the exception of other assets.

	2023	2022	2021
Surplus/(deficit) in plans by region	£m	£m	£m
UK	0.7	2.3	0.4
North America	(29.7)	(37.1)	(28.1)
Western Continental Europe	(60.1)	(52.6)	(74.0)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(33.1)	(34.7)	(34.7)
Deficit in the plans	(122.2)	(122.1)	(136.4)
Some of the Group’s defined benefit plans are unfunded (or largely unfunded) by common custom and practice in certain jurisdictions. In the case of these unfunded plans, the benefit payments are made as and when they fall due. Pre-funding of these plans would not be typical business practice.
The following table shows the split of the deficit at 31 December between funded and unfunded pension plans.

	2023 Surplus/ (deficit) £m	2023 Present value of liabilities £m	2022 Surplus/ (deficit) £m	2022 Present value of liabilities £m	2021 Surplus/ (deficit) £m	2021 Present value of liabilities £m
Funded plans by region
UK	0.7	(9.2)	2.3	(155.5)	0.4	(231.9)
North America	7.4	(182.9)	4.1	(208.5)	20.1	(237.9)
Western Continental Europe	(34.1)	(70.6)	(29.1)	(67.9)	(45.1)	(87.6)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(5.4)	(27.6)	(4.1)	(25.4)	(6.4)	(25.7)
Deficit/liabilities in the funded plans	(31.4)	(290.3)	(26.8)	(457.3)	(31.0)	(583.1)
Unfunded plans by region
North America	(37.1)	(37.1)	(41.2)	(41.2)	(48.2)	(48.2)
Western Continental Europe	(26.0)	(26.0)	(23.5)	(23.5)	(28.9)	(28.9)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(27.7)	(27.8)	(30.6)	(30.6)	(28.3)	(28.3)
Deficit/liabilities in the unfunded plans	(90.8)	(90.9)	(95.3)	(95.3)	(105.4)	(105.4)
Deficit/liabilities in the plans	(122.2)	(381.2)	(122.1)	(552.6)	(136.4)	(688.5)
In accordance with IAS 19, plans that are wholly or partially funded are considered funded plans.
(b)Assumptions
There are a number of areas in pension accounting that involve estimates made by management based on advice of qualified advisors. These include establishing the discount rates, rates of increase in salaries and pensions in payment, inflation, and mortality assumptions. The main weighted average assumptions used for the actuarial valuations at 31 December are shown in the following table:

	2023	2022	2021	2020
	% pa	% pa	% pa	% pa
UK
Discount rate[1]	4.7	5.1	1.8	1.3
Rate of increase in pensions in payment	2.5	4.4	4.5	4.4
Inflation	3.1	3.0	3.2	2.8
North America
Discount rate[1]	4.9	5.2	2.6	2.0
Rate of increase in salaries[2]	n/a	n/a	n/a	3.0
Western Continental Europe
Discount rate[1]	3.4	4.1	1.2	0.9
Rate of increase in salaries	2.5	2.5	2.3	2.2
Rate of increase in pensions in payment	2.0	2.0	1.8	1.8
Inflation	2.0	2.0	1.7	1.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Discount rate[1]	6.5	6.4	5.3	4.2
Rate of increase in salaries	6.2	5.7	5.6	5.2
Inflation	3.4	3.4	3.7	3.7
Notes
[1]Discount rates are based on high-quality corporate bond yields. In countries where there is no deep market in corporate bonds, the discount rate assumption has been set with regard to the yield on long-term government bonds.
[2]The salary assumptions are no longer applicable to the US as all plans were frozen. Active participants will not accrue additional benefits for future services under these plans.
For the Group’s pension plans, the plans’ assets are invested with the objective of being able to meet current and future benefit payment needs, while controlling balance sheet volatility and future contributions. Pension plan assets are invested with a number of investment managers, and assets are diversified among equities, bonds, insured annuities, property and cash or other liquid investments. The primary use of bonds as an investment class is to match the anticipated cash flows from the plans to pay pensions. The Group is invested in high-quality corporate and government bonds which share similar risk characteristics and are of equivalent currency and term to the plan liabilities. Various insurance policies have also been bought historically to provide a more exact match for the cash flows, including a match for the actual mortality of specific plan members. These insurance policies effectively provide protection against both investment fluctuations and longevity risks. The strategic target allocation varies among the individual plans.
Management considers the types of investment classes in which the pension plan assets are invested. The types of investment classes are determined by economic and market conditions and in consideration of specific asset-class risk. The investment strategy of the Group varies by country, albeit there was a general directive by the Group in recent years to de-risk the larger funded plans (mainly in the US and UK) and move towards a liability driven investment strategy.
Management periodically commissions detailed asset and liability studies performed by third-party professional investment advisors and actuaries that generate probability-adjusted expected future returns on those assets. These studies also project the estimated future pension payments and evaluate the efficiency of the allocation of the pension plan assets into various investment categories.
At 31 December 2023, the life expectancies underlying the value of the accrued liabilities for the main defined benefit pension plans operated by the Group were as follows:

Years life expectancy after age 65	All plans	North America	UK	Western Continental Europe	Other[1]
Current pensioners (at age 65) – male	21.8	22.0	23.4	21.1	20.3
Current pensioners (at age 65) – female	23.6	23.4	24.9	24.2	25.1
Future pensioners (current age 45) – male	23.5	23.4	25.4	23.4	20.3
Future pensioners (current age 45) – female	25.2	24.8	27.0	26.0	25.1
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.
The life expectancies after age 65 at 31 December 2022 were 22.3 years and 24.0 years for male and female current pensioners (at age 65) respectively, and 24.0 years and 25.7 years for male and female future pensioners (current age 45), respectively.
In the determination of mortality assumptions, management uses the most up-to-date mortality tables available in each country.
The following table provides information on the weighted average duration of the defined benefit pension obligations and the distribution of the timing of benefit payments for the next ten years. The duration corresponds to the weighted average length of the underlying cash flows.

	All plans	North America	UK	Western Continental Europe	Other[1]
Weighted average duration of the defined benefit obligation (years)	8.0	7.4	6.3	10.2	5.9
Expected benefit payments over the next ten years (£m)
within 12 months	30.2	18.5	0.7	6.0	5.0
in 2025	28.3	18.1	0.6	6.0	3.6
in 2026	29.2	17.8	0.6	6.2	4.6
in 2027	29.0	18.7	0.5	6.2	3.6
in 2028	27.6	15.7	0.5	7.0	4.4
in the next five years	144.4	83.7	1.6	33.2	25.9
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.
The following table presents a sensitivity analysis for each significant actuarial assumption showing how the defined benefit obligation would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. This sensitivity analysis applies to the defined benefit obligation only and not to the net defined benefit pension liability in its entirety, the measurement of which is driven by a number of factors including, in addition to the assumptions below, the fair value of plan assets.
The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant so that interdependencies between the assumptions are excluded. The methodology applied is consistent with that used to determine the recognised defined benefit obligation. The sensitivity analysis for inflation is not shown as it is an underlying assumption to build the pension and salary increase assumptions. Changing the inflation assumption on its own without changing the salary or pension assumptions will not result in a significant change in pension liabilities.

	(Decrease)/increase in benefit obligation
	2023	2022
Sensitivity analysis of significant actuarial assumptions	£m	£m
Discount rate
Increase by 25 basis points:
UK	(0.1)	(3.6)
North America	(3.8)	(4.4)
Western Continental Europe	(2.3)	(2.0)
Other[1]	(0.5)	(0.5)
Decrease by 25 basis points:
UK	0.2	3.8
North America	3.9	4.6
Western Continental Europe	2.4	2.1
Other[1]	0.5	0.6
Rate of increase in salaries
Increase by 25 basis points:
Western Continental Europe	0.6	0.5
Other[1]	0.4	0.5
Decrease by 25 basis points:
Western Continental Europe	(0.6)	(0.5)
Other[1]	(0.5)	(0.5)
Rate of increase in pensions in payment
Increase by 25 basis points:
UK	0.2	0.7
Western Continental Europe	1.2	1.1
Decrease by 25 basis points:
UK	—	(0.6)
Western Continental Europe	(1.2)	(1.0)
Life expectancy
Increase in longevity by one additional year:
UK	0.7	6.8
North America	3.3	4.2
Western Continental Europe	3.0	2.6
Note
[1]Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.
(c) Pension expense
The following tables show the breakdown of the pension expense between amounts charged to operating profit and amounts charged to finance costs:

	2023	2022	2021
	£m	£m	£m
Service cost[1]	12.2	10.4	12.6
Administrative expenses	2.8	3.1	2.3
Charge to operating profit	15.0	13.5	14.9
Net interest expense on pension plans	4.3	2.2	1.8
Charge to profit before taxation for defined benefit plans	19.3	15.7	16.7
Note
[1]Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.
The following table shows the breakdown of amounts recognised in other comprehensive income (OCI):

	2023	2022	2021
	£m	£m	£m
Return on plan assets (excluding interest income)	6.5	(127.6)	(29.3)
Changes in demographic assumptions underlying the present value of the plan liabilities	(0.5)	0.6	(3.6)
Changes in financial assumptions underlying the present value of the plan liabilities	(13.8)	143.5	31.1
Experience (loss)/gain arising on the plan liabilities	(1.3)	(0.1)	15.7
Change in irrecoverable surplus	—	0.2	0.4
Actuarial (loss)/gain recognised in OCI	(9.1)	16.6	14.3
(d) Movement in plan liabilities
The following table shows an analysis of the movement in the pension plan liabilities for each accounting period:

	2023	2022	2021
	£m	£m	£m
Plan liabilities at beginning of year	552.6	688.5	772.7
Service cost[1]	12.2	10.4	12.6
Interest cost	20.5	15.5	12.0
Actuarial loss/(gain):
Effect of changes in demographic assumptions	0.5	(0.6)	3.6
Effect of changes in financial assumptions	13.8	(143.5)	(31.1)
Effect of experience adjustments	1.3	0.1	(15.7)
Benefits paid	(37.5)	(52.0)	(59.5)
(Gain)/loss due to exchange rate movements	(16.7)	40.4	(6.1)
Settlement payments[2]	(163.2)	(8.7)	(0.3)
Other[3]	(2.3)	2.5	0.3
Plan liabilities at end of year	381.2	552.6	688.5
Notes
[1] Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.
[2] During the year ended 31 December 2023, the Group completed the winding-up of two defined benefit pension plans: The Ogilvy & Mather Group Pension and Life Assurance Plan and the JWT Pension and Life Assurance Scheme, constituting settlements under IAS 19. The settlements led to the full elimination of associated plan assets and plan liabilities of £145.0 million, the fair value of plan assets equaled the underlying liabilities upon settlement such that there is no impact on 2023 net assets or the income statement.
[3] Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.
(e) Movement in plan assets
The following table shows an analysis of the movement in the pension plan assets for each accounting period:

	2023	2022	2021
	£m	£m	£m
Fair value of plan assets at beginning of year	430.5	552.1	616.6
Interest income on plan assets	16.2	13.3	10.2
Return on plan assets (excluding interest income)	6.5	(127.6)	(29.3)
Employer contributions	19.8	24.0	16.7
Benefits paid	(37.5)	(52.0)	(59.5)
(Loss)/gain due to exchange rate movements	(12.4)	31.5	(0.6)
Settlement payments[1]	(163.2)	(8.7)	(0.3)
Administrative expenses	(2.8)	(3.1)	(1.8)
Other[2]	1.9	1.0	0.1
Fair value of plan assets at end of year	259.0	430.5	552.1
Actual return/(loss) on plan assets	22.7	(114.3)	(19.1)
Notes
[1]During the year ended 31 December 2023, the Group completed the winding-up of two defined benefit pension plans: The Ogilvy & Mather Group Pension and Life Assurance Plan and the JWT Pension and Life Assurance Scheme, constituting settlements under IAS 19. The settlements led to the full elimination of associated plan assets and plan liabilities of £145.0 million, the fair value of plan assets equaled the underlying liabilities upon settlement such that there is no impact on 2023 net assets or the income statement.
[2] Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.